MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.  Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS International Diversification Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees Column [Text]	A		B	C	I	529A	529B	529C	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS International Diversification Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses Column [Text]		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.13%	0.13%	0.13%	0.13%	0.23%	0.23%	0.23%	0.13%	0.13%	0.13%	0.13%
Acquired (Underlying) Fund		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses		1.35%	2.10%	2.10%	1.10%	1.45%	2.20%	2.20%	2.10%	1.60%	1.35%	1.10%
Fee Reductions and/or Expense Reimbursements	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.08%)	(0.08%)	(0.08%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.32%	2.07%	2.07%	1.07%	1.37%	2.12%	2.12%	2.07%	1.57%	1.32%	1.07%
[1]	Effective June 1, 2012, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.10% of the fund's average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2013. In addition, the fund's distributor, MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on September 30, 2014, unless MFS Fund Distributors, Inc. elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS International Diversification Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	702	975	1,269	2,103
B	Class B Shares assuming redemption at end of period	610	955	1,326	2,237
C	Class C Shares assuming redemption at end of period	310	655	1,126	2,429
I	Class I Shares	109	347	603	1,338
529A	Class 529A Shares	706	992	1,307	2,197
529B	Class 529B Shares assuming redemption at end of period	615	972	1,365	2,331
529C	Class 529C Shares Assuming redemption at end of period	315	672	1,165	2,521
R1	Class R1 Shares	210	655	1,126	2,429
R2	Class R2 Shares	160	502	868	1,898
R3	Class R3 Shares	134	425	737	1,621
R4	Class R4 Shares	109	347	603	1,338

Expense Example, No Redemption MFS International Diversification Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	210	655	1,126	2,237
C	Class C Shares assuming no redemption at end of period	210	655	1,126	2,429
529B	Class 529B Shares assuming no redemption at end of period	215	672	1,165	2,331
529C	Class 529C Shares Assuming no redemption at end of period	215	672	1,165	2,521

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other mutual funds advised by
MFS (Massachusetts Financial Services Company, the fund's Investment adviser), referred to as underlying funds. The underlying funds are selected based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund's investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geographic region (by including developed and emerging market underlying funds). However,
MFS may invest a relatively large percentage of the underlying funds' assets in a single country, a small number of countries, or a particular geographic region.
As of September 28, 2012, the fund's target allocation among underlying funds was:

MFS Emerging Markets Equity Fund       10%
MFS International Growth Fund          25%
MFS International New Discovery Fund   10%
MFS International Value Fund           25%
MFS Research International Fund 30%
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS' investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost. Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the six-month period ended June 30, 2012 was 5.68%.  During the period(s) shown in the bar chart, the highest quarterly return was 23.90%
(for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.72)% (for the calendar quarter ended September 30, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS International Diversification Fund	Label	1 Year	5 Years	Since Inception	Inception Date
A	A Shares Returns Before Taxes	(14.61%)	(2.65%)	5.65%	Sep. 30, 2004
B	B Shares Returns Before Taxes	(13.71%)	(2.52%)	5.79%	Sep. 30, 2004
C	C Shares Returns Before Taxes	(10.97%)	(2.18%)	5.78%	Sep. 30, 2004
I	I Shares Returns Before Taxes	(9.17%)	(1.18%)	6.85%	Sep. 30, 2004
529A	529A Shares Returns Before Taxes	(14.71%)	(2.79%)	5.45%	Sep. 30, 2004
529B	529B Shares Returns Before Taxes	(13.71%)	(2.66%)	5.60%	Sep. 30, 2004
529C	529C Shares Returns Before Taxes	(11.10%)	(2.30%)	5.61%	Sep. 30, 2004
R1	R1 Shares Returns Before Taxes	(10.10%)	(2.21%)	5.71%	Sep. 30, 2004
R2	R2 Shares Returns Before Taxes	(9.70%)	(1.72%)	6.22%	Sep. 30, 2004
R3	R3 Shares Returns Before Taxes	(9.43%)	(1.48%)	6.49%	Sep. 30, 2004
R4	R4 Shares Returns Before Taxes	(9.13%)	(1.24%)	6.78%	Sep. 30, 2004
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(14.72%)	(3.29%)	4.86%	Sep. 30, 2004
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(9.34%)	(2.35%)	4.70%	Sep. 30, 2004
MSCI All Country World (ex-US) Growth Index (gross div)	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Index (gross div)	(13.33%)	(2.48%)	5.98%	Sep. 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.